Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2022
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

10. Earnings (Loss) Per Share

The following table is a calculation of the net earnings (loss) per basic and diluted share:

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Numerator
Net loss	$(3,356,956)	$(1,074,911)	$(6,860,958)	$(2,594,593)
Denominator
Weighted average shares used to compute basic EPS	680,600	678,400	680,600	678,400
Dilutive effect of stock-based awards	—	—	—	—
Weighted average shares used to compute diluted EPS	680,600	678,400	680,600	678,400
Loss per share
Basic	$(4.93)	$(1.58)	$(10.08)	$(3.82)
Diluted	$(4.93)	$(1.58)	$(10.08)	$(3.82)

Diluted EPS for June 30, 2022, and June 30, 2021, excludes 279,298 and 164,350 options, respectively, along with the shares related to the contingently convertible debt, because their effect would be anti-dilutive.